Personnel expenses and carried interest allocation	12 Months Ended
Dec. 31, 2025
Cost Of Services Rendered [Abstract]
Personnel expenses and carried interest allocation	Personnel expenses and carried interest allocation

	2025	2024	2023

Salaries and wages	(56,226)	(47,872)	(37,945)
Restructuring costs – personnel	(20,178)	(3,820)	(2,247)
Rewards and bonuses (a)	(42,189)	(36,296)	(25,397)
Share based incentive plan (refer to note 29(d))	(17,298)	(7,454)	(1,465)
Social security contributions and payroll taxes	(9,269)	(7,711)	(5,236)
Other short-term benefits	(9,247)	(8,528)	(6,488)
Personnel expenses	(154,407)	(111,681)	(78,778)

Carried interest allocation (b)	(10,648)	(20,908)	(25,257)

(a)Includes rewards and bonus paid in cash and shares.
(b)Carried interest allocation refers to the eligible Group employees’ right to receive up to 35% of net performance fees recognized from certain investments funds. As of December 31, 2025, US$27.6 million (US$19.3 million as current and US$8.3 million as non-current) (December 2024: US$37.3 million with US$31.9 million as current and US$5.4 million as non-current) remains payable primarily related to performance fees recognized from investment funds.